Merchant Cash Advances, Loans and Related Receivables - Summary of MCA, Loans and Related Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Related receivables	$ 0	$ 0	$ 819
Merchant cash advances, loans and related receivables, net	580,114	470,722	244,723
Merchant cash advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	420,381	439,289	218,840
Allowance for credit losses related to uncollectible receivable	(49,425)	(38,264)	(15,816)	$ (15,816)
Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	228,216	72,751	43,644
Allowance for credit losses related to uncollectible receivable	$ (19,058)	$ (3,054)	$ (2,764)	$ (2,764)